Cash, Cash Equivalents and Current Marketable Securities (Tables)	12 Months Ended
Jan. 01, 2012
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Current Marketable Securities
	September	September
(Dollars in Millions)	2011	2010
Cash	$2,709	2,293
Government securities and obligations	27,017	22,349
Corporate debt securities	489	225
Money market funds	1,590	2,135
Time deposits	456	656

Total cash, cash equivalents and current marketable securities	$32,261	27,658